ALLIANCE MUNICIPAL TRUST -CALIFORNIA PORTFOLIO

ALLIANCE CAPITAL




SEMI-ANNUAL REPORT
DECEMBER 31, 1997
(UNAUDITED)



STATEMENT OF NET ASSETS
DECEMBER 31, 1997 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           MUNICIPAL BONDS-91.1%
           CALIFORNIA-90.1%
           ALAMEDA COUNTY IDB
           (Ream Enterprises Project)
           Series A AMT VRDN (a)
$  2,150   11/01/20                                3.70%     $ 2,150,000
           ALAMEDA COUNTY IDR
           (Dicon Fiberoptics Project)
           Series '97A AMT VRDN (a)
   1,725   5/01/03                                 4.25        1,725,000
           ALAMEDA COUNTY IDR
           (Heat & Control Project)
           Series '95A AMT VRDN (a)
   5,000   11/01/25                                3.70        5,000,000
           ALAMEDA COUNTY IDR
           (JMS Family Partnership Project)
           Series '95A AMT VRDN (a)
   2,830   10/01/25                                3.70        2,830,000
           CALIFORNIA COUNTY IDR
           (S&P Investment Project)
           AMT VRDN (a)
   1,095   9/01/08                                 3.85        1,095,000
           CALIFORNIA ECONOMIC
           DEVELOPMENT AUTHORITY
           (Marko Foam Products Inc.)
           Series '96 AMT VRDN (a)
   2,900   10/01/26                                4.30        2,900,000
           CALIFORNIA ECONOMIC
           DEVELOPMENT AUTHORITY
           (Pioneer Converting Inc.)
           AMT VRDN (a)
   2,090   4/01/16                                 3.70        2,090,000
           CALIFORNIA ECONOMIC
           DEVELOPMENT AUTHORITY IDR
           (National R.V. Inc.)
           Series '95 AMT VRDN (a)
   4,000   12/01/20                                4.05        4,000,000
           CALIFORNIA ECONOMIC
           DEVELOPMENT FINANCE AUTHORITY
           (Inland Empire Venture L.L.C.)
           Series '95 AMT VRDN (a)
   2,400   7/01/25                                 4.10        2,400,000
           CALIFORNIA ECONOMIC
           DEVELOPMENT FINANCE AUTHORITY
           (Valley Plating Works Inc.)
           Series '95 AMT VRDN (a)
   5,925   10/01/20                                4.05        5,925,000
           CALIFORNIA HFA MFHR
           Series '97B AMT VRDN (a)
   2,100   8/01/39                                 3.65        2,100,000
           CALIFORNIA HFA SFMR
           (Home Mortgage Revenue)
           Series '96J AMT PPB (a)
  15,000   8/01/28                                 3.95       15,000,000
           CALIFORNIA POLLUTION
           CONTROL FINANCE AUTHORITY
           (Calsan Inc. Project)
           Series '96A AMT VRDN (a)
   4,860   12/01/11                                3.50        4,860,000
           CALIFORNIA POLLUTION
           CONTROL FINANCE AUTHORITY
           (Contra Costa Waste Services)
           Series A AMT VRDN (a)
   4,325   12/01/10                                3.45        4,325,000
           CALIFORNIA POLLUTION
           CONTROL FINANCE AUTHORITY
           (CR & R Inc. Project)
           Series '95A AMT VRDN (a)
   2,195   10/01/10                                3.50        2,195,000
           CALIFORNIA POLLUTION
           CONTROL FINANCE AUTHORITY
           (Edco Disposal Corp. Project)
           Series '96A AMT VRDN (a)
   3,000   10/01/16                                3.50        3,000,000
           CALIFORNIA POLLUTION
           CONTROL FINANCE AUTHORITY
           (Greenteam of San Jose Project)
           Series '97A AMT VRDN (a)
   4,805   8/01/12                                 3.50        4,805,000
           CALIFORNIA POLLUTION
           CONTROL FINANCE AUTHORITY
           (Sanger Project)
           Series A AMT VRDN (a)
   3,300   9/01/20                                 3.40        3,300,000


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           CALIFORNIA POLLUTION
           CONTROL FINANCE AUTHORITY
           (Taormina Industries, Inc. Project)
           Series A AMT VRDN (a)
$  2,500   8/01/16                                 4.00%     $ 2,500,000
           CALIFORNIA POLLUTION
           CONTROL FINANCE AUTHORITY
           Res Rec.:(Burney Forest Project)
           Series '88A AMT VRDN (a)
   2,100   9/01/20                                 4.95        2,100,000
           CALIFORNIA POLLUTION
           CONTROL FINANCE AUTHORITY
           Res. Rec.:(Colmac Energy Project)
           Series '90A AMT VRDN (a)
   2,300   12/01/16                                3.40        2,300,000
           CALIFORNIA POLLUTION
           CONTROL FINANCE AUTHORITY
           Res. Rec.:(Colmac Energy Project)
           Series B AMT VRDN (a)
   1,800   12/01/16                                3.40        1,800,000
           CALIFORNIA POLLUTION
           CONTROL FINANCE AUTHORITY PCR
           (Athens Disposal Co., Inc. Project)
           Series '95A AMT VRDN (a)
   4,900   1/01/16                                 3.50        4,900,000
           CALIFORNIA POLLUTION
           CONTROL FINANCE AUTHORITY PCR
           (Pacific Gas & Electric Co. Project)
           Series '96C VRDN (a)
   6,400   11/01/26                                4.90        6,400,000
           CALIFORNIA POLLUTION
           CONTROL FINANCE AUTHORITY PCR
           (Sanifill Inc. Project)
           Series '94A AMT VRDN (a)
     300   8/01/07                                 3.85          300,000
           CALIFORNIA POLLUTION
           CONTROL FINANCE AUTHORITY PCR
           (Santa Fe Geothermal Inc.)
           Series '83 VRDN (a)
   2,400   9/01/13                                 3.65        2,400,000
           CALIFORNIA POLLUTION
           CONTROL FINANCE AUTHORITY PCR
           (Shell Oil Co.)
           Series '94 AMT VRDN (a)
   3,500   10/01/24                                4.90        3,500,000
           CALIFORNIA POLLUTION
           CONTROL FINANCE
           AUTHORITY SOLID WASTE
           (Burrtec Waste Project)
           Series '95A AMT VRDN (a)
   2,900   10/01/02                                3.50        2,900,000
           CALIFORNIA POLLUTION
           CONTROL FINANCE
           AUTHORITY SOLID WASTE
           (Burrtec Waste Project)
           Series '97B AMT VRDN (a)
   2,000   7/01/12                                 3.50        2,000,000
           CALIFORNIA POLLUTION
           CONTROL FINANCE
           AUTHORITY SOLID WASTE
           (California Waste
           Recovery Project)
           Series '96A AMT VRDN (a)
   1,710   10/01/06                                3.50        1,710,000
           CALIFORNIA POLLUTION
           CONTROL FINANCE
           AUTHORITY SOLID WASTE
           (Gilton Solid Waste Management)
           Series '95A AMT VRDN (a)
   2,400   12/01/05                                3.80        2,400,000
           CALIFORNIA POLLUTION
           CONTROL FINANCE
           AUTHORITY SOLID WASTE
           (Western Waste Project)
           Series '94A AMT VRDN (a)
   1,400   10/01/06                                4.30        1,400,000
           CALIFORNIA SCHOOL CASH RESERVE
           Series '97A
  10,000   7/02/98                                 3.77       10,043,833


2



ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           CALIFORNIA STATEWIDE
           COMMUNITY DEVELOPMENT AUTHORITY
           (Artefex Project)
           Series '97E AMT VRDN (a)
$  2,575   7/01/17                                 4.05%     $ 2,575,000
           CALIFORNIA STATEWIDE
           COMMUNITY DEVELOPMENT AUTHORITY
           (Kennerly-Spratling Project)
           Series '95A AMT VRDN (a)
   3,065   6/01/20                                 3.85        3,065,000
           CALIFORNIA STATEWIDE
           COMMUNITY DEVELOPMENT AUTHORITY
           (Lance Camper Project)
           Series '94B AMT VRDN (a)
   3,530   12/01/14                                3.85        3,530,000
           CALIFORNIA STATEWIDE
           COMMUNITY DEVELOPMENT AUTHORITY
           (Pacific Bearings Company Project)
           Series '96L AMT VRDN (a)
   2,305   10/01/06                                4.05        2,305,000
           CALIFORNIA STATEWIDE
           COMMUNITY DEVELOPMENT AUTHORITY
           (Primary Color Project)
           Series '97F AMT VRDN (a)
   2,700   7/01/17                                 4.05        2,700,000
           CALIFORNIA STATEWIDE
           COMMUNITY DEVELOPMENT AUTHORITY
           (Tri-Valley Growers Project)
           Series '95E AMT VRDN (a)
   5,100   12/01/10                                3.85        5,100,000
           CALIFORNIA STATEWIDE
           COMMUNITY DEVELOPMENT IDR
           (Contech Construction)
           Series '89 AMT VRDN (a)
   1,440   5/01/09                                 3.85        1,440,000
           CALIFORNIA STATEWIDE
           COMMUNITY DEVELOPMENT IDR
           (Howard Leight & Assoc.)
           Series '95B AMT VRDN (a)
   3,120   7/01/20                                 4.50        3,120,000
           CHULA VISTA IDR
           (Sutherland/Palumbo Project)
           AMT VRDN (a)
   3,190   12/01/21                                4.45        3,190,000
           COMMERCE JOINT POWERS
           (Precision Wire Productions)
           AMT VRDN (a)
   2,355   11/01/14                                3.70        2,355,000
           CONTRA COSTA COUNTY MFHR
           (Del Norte Apts.)
           Series A AMT VRDN (a)
   2,000   10/20/28                                4.85        2,000,000
           CONTRA COSTA COUNTY MFHR
           (Delta Square Project)
           Series A AMT VRDN (a)
   4,500   8/01/07                                 4.15        4,500,000
           CONTRA COSTA COUNTY MFHR
           (Park Regency Apts.)
           Series '92A AMT VRDN (a)
   7,900   8/01/32                                 4.20        7,900,000
           FAIRFIELD IDA
           (Aitchison Family Partnership)
           VRDN (a)
   1,700   4/01/12                                 3.70        1,700,000
           HUNTINGTON PARK COMMUNITY
           REDEVELOPMENT AGENCY
           (Personal Storage I) VRDN (a)
     140   11/15/17                                4.35          140,000
           INDIO HOUSING AUTHORITY MFHR
           (Smoketree Apts.)
           Series A VRDN (a)
   9,575   12/01/07                                3.45        9,575,000
           INDIO MFHR
           (Olive Courts Apts.)
           Series '96 AMT VRDN (a)
     500   12/01/26                                3.60          500,000


3



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           IRVINE CAPITAL
           IMPROVEMENT AUTHORITY
           (Public Facilities and
           Infrastructure) VRDN (a)
$  2,400   11/01/10                                3.80%     $ 2,400,000
           KERN COUNTY TRAN
           Board of Education Series '97
   7,500   7/01/98                                 3.92        7,521,313
           LONG BEACH
           Res. Rec.:(Southeast Fac.
           Authority Lease Rev.)
           Series '95B AMT VRDN (a)
  30,300   12/01/18                                4.10       30,300,000
           LOS ANGELES COUNTY COP
           (Belmont Learning Complex)
           Series '97A VRDN (a)
   1,500   12/01/17                                3.35        1,500,000
           LOS ANGELES COUNTY TRAN
           Series '97
   8,000   6/30/98                                 3.90        8,022,747
           LOS ANGELES HFA MFHR
           (Malibu Meadows Project)
           Series '91A VRDN (a)
   1,500   12/01/15                                4.30        1,500,000
           LOS ANGELES MFHR
           (Malibu Meadows Project II)
           VRDN (a)
     129   12/01/15                                4.30          129,000
           LOS ANGELES MFHR
           (Skyline at Southpark)
           Series '85 VRDN (a)
   1,800   12/01/05                                3.85        1,800,000
           LOS ANGELES MFHR
           (Studio Colony Project)
           Series '85C VRDN (a)
   2,900   5/01/07                                 4.35        2,900,000
           MARIN COUNTY HOUSING
           AUTHORITY MFHR
           (Crest Marin ll Apts.)
           Series A AMT VRDN (a)
   9,300   10/15/29                                3.40        9,300,000
           MODESTO COUNTY SCHOOL DISTRICT
           (Capital Facilities)
           Series '91 VRDN (a)
   2,755   8/01/11                                 3.50        2,755,000
           MONROVIA REDEVELOPMENT AGENCY
           (Holiday Inn Hotel Project)
           Series '84 VRDN (a)
   4,300   12/01/14                                3.90        4,300,000
           MONTEREY COUNTY FINANCE AUTHORITY
           (Reclamation & District Projects)
           Series '95A VRDN (a)
   3,000   9/01/36                                 4.35        3,000,000
           OCEANSIDE MFHR
           (Riverview Springs Apts.)
           Series '90A AMT VRDN (a)
  17,100   7/01/20                                 3.90       17,100,000
           ORANGE COUNTY
           (Airport Revenue) MBIA
   3,000   7/01/98                                 3.83        3,016,925
           ORANGE COUNTY MFHR
           (Alicia Viejo Project)
           Series '86A AMT VRDN (a)
     290   12/01/16                                4.05          290,000
           ORANGE COUNTY MFHR
           (Vintage Woods Apts.)
           Series '84E VRDN (a)
   1,900   11/01/08                                4.30        1,900,000
           PANAMA-BUENA VISTA
           (Unified School District
           Capital Improvement Financing
           Project) VRDN (a)
   5,000   6/01/24                                 4.35        5,000,000
           PETALUMA HFA MFHR
           (Oakmont at Petaluma)
           Series '96A AMT VRDN (a)
   1,000   4/01/26                                 4.05        1,000,000
           PLEASANT HILL REDEVELOPMENT
           AGENCY MFHR
           (Chateau III Project)
           Series '96A AMT VRDN (a)
   2,260   8/01/26                                 4.10        2,260,000
           REDONDO BEACH
           REDEVELOPMENT AGENCY MFHR
           (McCandless Housing Project)
           Series '95A VRDN (a)
   3,640   12/01/25                                3.65        3,640,000


4



ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           RIVERSIDE COUNTY HOUSING
           AUTHORITY MFHR
           (Tyler Village Apts.)
           Series '86A AMT VRDN (a)
$    300   12/01/16                                3.75%     $   300,000
           RIVERSIDE COUNTY
           HOUSING AUTHORITY MFHR
           (Victoria Springs Apts.)
           Series '89C AMT VRDN (a)
     500   7/01/19                                 3.75          500,000
           RIVERSIDE COUNTY IDR
           (Advanced Business Forms)
           Series '89 AMT VRDN (a)
   1,500   4/01/14                                 3.90        1,500,000
           RIVERSIDE COUNTY IDR
           (Cryogenic Partners)
           Series '89 AMT VRDN (a)
   1,400   7/05/14                                 3.90        1,400,000
           RIVERSIDE COUNTY IDR
           (Riverfront Cresteel Project)
           Series '89 AMT VRDN (a)
   2,950   4/01/09                                 3.90        2,950,000
           ROSEVILLE COUNTY SCHOOL
           DISTRICT COP
           (Northwest Roseville Land Project)
           Series '91 VRDN (a)
   3,220   8/01/06                                 3.50        3,220,000
           SAN BERNARDINO COUNTY HFA MFHR
           (Mountain View Apts.)
           Series '97A VRDN (a)
   6,000   3/01/27                                 4.05        6,000,000
           SAN BERNARDINO COUNTY MFHR
           (Alta Park Apts.)
           Series '89A VRDN (a)
   5,145   5/01/06                                 4.50        5,145,000
           SAN DIMAS COMMUNITY
           REDEVELOPMENT AGENCY
           (San Dimas Commerce Center)
           Series '83 VRDN (a)
     110   12/01/13                                3.75          110,000
           SAN FRANCISCO IDR
           (Hoefer Scientific Institute)
           Series '92A AMT VRDN (a)
     910   8/01/07                                 4.25          910,000
           SAN JOSE MFHR
           (Siena at Renaissance Apts.)
           Series '96A AMT VRDN (a)
   3,500   12/01/29                                3.60        3,500,000
           SANTA FE SPRINGS IDR
           (Metal Center Inc. Project)
           Series '89A AMT VRDN (a)
   2,550   7/01/14                                 3.80        2,550,000
           SIMI VALLEY LEASE REVENUE
           (Public Financing Authority)
           VRDN (a)
   2,600   9/01/15                                 3.55        2,600,000
           STANISLAUS COUNTY GO TRAN
           Series '97
  10,000   7/09/98                                 3.94       10,028,350
           TRIUNFO COUNTY
           Sanitation District Revenue
           VRDN (a)
   1,000   6/01/19                                 3.60        1,000,000
           UNION CITY MFHR
           (Skylark Apts.)
           Series '89B VRDN (a)
     400   11/01/07                                4.50          400,000
           UPLAND COMMUNITY
           REDEVELOPMENT AGENCY MFHR
           (Northwoods 156)
           Series A VRDN (a)
   5,850   3/01/14                                 4.25        5,850,000
           UPLAND COMMUNITY
           REDEVELOPMENT AGENCY MFHR
           (Northwoods 168)
           Series B VRDN (a)
   3,235   3/01/14                                 4.25        3,235,000
           VENTURA COUNTY TRAN
           Series '97
  10,000   7/01/98                                 3.90       10,028,613
           VICTOR VALLEY COMMUNITY
           COLLEGE DISTRICT
           Series '96 VRDN (a)
   6,300   8/01/26                                 4.45        6,300,000
                                                            -------------
                                                             349,210,781


5



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           PUERTO RICO-1.0%
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
           Series '85 MBIA VRDN (a)
$  3,800   12/01/15                                3.35%    $  3,800,000

           Total Municipal Bonds
           (amortized cost $353,010,781)                     353,010,781

           COMMERCIAL PAPER-8.4%
           CALIFORNIA-8.4%
           CALIFORNIA GO
   4,000   2/27/98                                 3.70        4,000,000
           CALIFORNIA GO
   4,000   1/12/98                                 3.75        4,000,000
           CALIFORNIA GO
   7,000   2/24/98                                 3.75        7,000,000
           LOS ANGELES COUNTY
           Wastewater System
   7,500   2/26/98                                 3.65        7,500,000
           RIVERSIDE COUNTY
           Teeter Oblington Series B
   4,000   1/15/98                                 3.75        4,000,000
           SAN FRANCISCO COUNTY
           AIRPORT COMMISSION
           Series A AMT
   3,000   1/15/98                                 3.75        3,000,000
           SAN FRANCISCO COUNTY
           AIRPORT COMMISSION
           Series A AMT
   3,045   2/10/98                                 3.75        3,045,000

           Total Commercial Paper
           (amortized cost $32,545,000)                       32,545,000

           TOTAL INVESTMENTS-99.5%
           (amortized cost $385,555,781)                     385,555,781
           Other assets less liabilities-0.5%                  2,031,239

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           387,611,020 shares outstanding)                  $387,587,020


#    All securities either mature or their interest rate changes in one year or less.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMT   Alternative Minimum Tax
     COP   Certificate of Participation
     GO    General Obligation
     HFA   Housing Finance Agency/Authority
     IDA   Industrial Development Authority
     IDB   Industrial Development Board
     IDR   Industrial Development Revenue
     MBIA  Municipal Bond Investors Assurance
     MFHR  Multi-Family Housing Revenue
     PCR   Pollution Control Revenue
     SFMR  Single Family Mortgage Revenue
     TRAN  Tax & Revenue Anticipation Note


     See notes to financial statements.


6



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $7,292,447

EXPENSES
  Advisory fee (Note B)                              $  981,216
  Distribution assistance and administrative
    service (Note C)                                    657,849
  Transfer agency (Note B)                              138,101
  Custodian fees                                         56,572
  Audit and legal fees                                   19,497
  Printing                                               17,574
  Registration fees                                       4,371
  Trustees' fees                                          1,596
  Miscellaneous                                           5,013
  Total expenses                                      1,881,789
  Less: fee waiver                                      (25,195)
  Net expenses                                                       1,856,594

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $5,435,853



STATEMENT OF CHANGES IN NET ASSETS
_______________________________________________________________________________

                                                 SIX MONTHS ENDED
                                                   DEC. 31, 1997    YEAR ENDED
                                                    (UNAUDITED)   JUNE 30, 1997
                                                  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $  5,435,853   $  9,627,307
  Net realized gain on investment transactions               -0-            99
  Net change in unrealized appreciation
    of investments                                           -0-          (114)
  Net increase in net assets from operations          5,435,853      9,627,292

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (5,435,853)    (9,627,307)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                              30,438,818     59,285,776
  Total increase                                     30,438,818     59,285,761

NET ASSETS
  Beginning of period                               357,148,202    297,862,441
  End of period                                    $387,587,020   $357,148,202


See notes to financial statements.


7



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing eight classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio (the "Portfolio"), Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1997 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 1997.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $78,213 for the six months ended December 31, 1997.


8



ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25 of 1% of the average daily value of the portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1997, the distribution fee amounted to $490,608 of which $25,195 was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1997, such payments by the Portfolio amounted to $167,241, of which $47,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1997, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1997, the Portfolio had a capital loss carryforward of $24,000, of which $11,589 expires in 2002 and $12,411 expires in the year 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At December 31, 1997, capital paid-in aggregated $387,611,020. Transactions, all at $1.00 per share, were as follows:

                                              SIX MONTHS ENDED     YEAR ENDED
                                               DEC. 31, 1997        JUNE 30,
                                                (UNAUDITED)           1997
                                              ----------------  ---------------
Shares sold                                    1,022,873,197     1,497,181,205
Shares issued on reinvestments of dividends        5,435,853         9,627,307
Shares redeemed                                 (997,870,232)   (1,447,522,736)
Net increase                                      30,438,818        59,285,776


9



FINANCIAL HIGHLIGHTS
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                        YEAR ENDED JUNE 30,
                                                1997      ---------------------------------------------------------------
                                            (UNAUDITED)       1997         1996         1995         1994         1993
                                            ------------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00         $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .014          .027         .029         .027         .018         .020

LESS: DIVIDENDS
Dividends from net investment income           (.014)        (.027)       (.029)       (.027)       (.018)       (.020)
Net asset value, end of period                 $1.00         $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURNS
Total investment return based on net
  asset value (b)                               2.79%(c)      2.76%        2.91%        2.78%        1.83%        2.05%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $387,587      $357,148     $297,862     $236,479     $219,673     $156,200
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .95%(c)       .93%         .93%         .93%         .93%         .93%
  Expenses, before waivers and
    reimbursements                               .96%(c)       .96%         .94%        1.01%        1.02%        1.02%
  Net investment income (a)                     2.77%(c)      2.73%        2.86%        2.75%        1.82%        2.01%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)  Annualized.


10


ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 3 0 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ACASR